Submission	Oct. 02, 2026
Submission [Line Items]
Central Index Key	0001709447
Registrant Name	AIP Alternative Lending Fund A
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES